Warrant Liabilities (Details) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended
	Apr. 30, 2024	Feb. 28, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Apr. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 25, 2024	Nov. 22, 2024	Aug. 31, 2024	Jul. 31, 2024	Jul. 01, 2024	Apr. 26, 2024	Feb. 29, 2024
Warrant Liabilities [Line Items]
Fair value of warrant liabilities					$ (1,734,308)		$ 345,709	$ 240,159	$ (148,364)
Net loss								$ 108,835
Price per share (in Dollars per share)								$ 157.89
Warrants shares (in Shares)			12,500		12,500			755,919						66,549
Accrued interest								$ 6,630,870
Common stock shares issued (in Shares)			441,914		441,914			381,484	381,555
Warrant purchase shares (in Shares)								546,927			250,000		6			1,203,783
Dividend percentage					110.00%
Divided exercise price (in Dollars per share)					$ 5
Sale price per share (in Dollars per share)			$ 5		5							$ 5	$ 5	$ 6
Exercise price (in Dollars per share)			$ 4		$ 4			$ 7.5					$ 6
2023 Series Convertible Whiskey Special Ops 2023 Notes Warrants [Member]
Warrant Liabilities [Line Items]
Fair value of warrant liabilities					$ 18,658
Related Party Warrant Liabilities [Member] | 2023 Series Convertible Whiskey Special Ops 2023 Notes Warrants [Member]
Warrant Liabilities [Line Items]
Fair value of warrant liabilities					$ 6,346
Warrant [Member]
Warrant Liabilities [Line Items]
Warrants shares (in Shares)								908,334	8,166			13,333	29,705
Percentage of warrant exercise price						125.00%
Warrant purchase shares (in Shares)	546,927		510,315		510,315	546,927		546,927					44,333
Sale price per share (in Dollars per share)			$ 5		$ 5
Exercise price (in Dollars per share)	$ 0.001		$ 6		$ 6	$ 0.001							$ 6
Percentage of consecutive trading day exercise days					125.00%
2022 and 2023 Convertible Promissory Notes Warrants [Member]
Warrant Liabilities [Line Items]
Warrants to purchase common stock					50.00%			50.00%
IPO price per share					100.00%			100.00%
Percentage of redemption price					100.00%			100.00%
IPO stock price					125.00%			125.00%
Fair value of warrant liabilities		$ 12,874			$ 856,614			$ 794,868	$ 433,000
Net loss				$ 148,364	61,746		345,709	29,267
Price per share (in Dollars per share)	$ 6					$ 6
Warrants shares (in Shares)	908,334					908,334
Strike price per share (in Dollars per share)	$ 6
Net gain			$ 348,994
2022 and 2023 Convertible Promissory Notes Warrants [Member] | Related Party Warrant Liabilities [Member]
Warrant Liabilities [Line Items]
Fair value of warrant liabilities					367,401			340,918	188,480
Net loss					26,242		$ 153,736	406,774
Net gain			$ 68,635
2023 Series Convertible Whiskey Special Ops 2023 Notes Warrants [Member]
Warrant Liabilities [Line Items]
Fair value of warrant liabilities	$ 48,889				302,020			1,621,527
Warrants shares (in Shares)	755,919					755,919									884,116
Net gain					1,796,054
Fair value	$ 23,311,063					$ 23,311,063		26,797,284
Principal amount	8,678,433					$ 8,678,433		8,678,433
Accrued interest	$ 6,630,870							$ 6,630,870
Common stock shares issued (in Shares)	2,399,090					2,399,090		2,399,090
Warrant purchase shares (in Shares)	546,927					546,927		546,927
2023 Series Convertible Whiskey Special Ops 2023 Notes Warrants [Member] | Related Party Warrant Liabilities [Member]
Warrant Liabilities [Line Items]
Fair value of warrant liabilities	$ 26,706				111,112			$ 436,041
Net gain					$ 487,844
2023 Series Convertible Whiskey Special Ops 2023 Notes Warrants [Member] | Warrant [Member]
Warrant Liabilities [Line Items]
Warrants expire date					Jun. 15, 2029
Common stock consecutive trading days					5 days
Percentage of consecutive trading day exercise days					125.00%
2022 and 2023 Convertible Promissory Notes Warrants [Member] | 2022 and 2023 Convertible Promissory Notes Warrants [Member]
Warrant Liabilities [Line Items]
Fair value of warrant liabilities									581,364
2022 and 2023 Convertible Promissory Notes Warrants [Member] | 2022 and 2023 Convertible Promissory Notes Warrants [Member] | Related Party Warrant Liabilities [Member]
Warrant Liabilities [Line Items]
Fair value of warrant liabilities									$ 300,059
Subsequent Event [Member]
Warrant Liabilities [Line Items]
Price per share (in Dollars per share)										$ 4
Subsequent Event [Member] | 2023 Series Convertible Whiskey Special Ops 2023 Notes Warrants [Member]
Warrant Liabilities [Line Items]
Warrants shares (in Shares)										197,013
Exercise price (in Dollars per share)										$ 4
Series A Preferred Stock [Member]
Warrant Liabilities [Line Items]
Warrant purchase shares (in Shares)			510,315		510,315								18,333
Dividend percentage					25.00%
Sale price per share (in Dollars per share)			$ 10		$ 10
Exercise price (in Dollars per share)													$ 5
Series A Preferred Stock [Member] | Warrant [Member]
Warrant Liabilities [Line Items]
Warrants shares (in Shares)												19,983	5,092
Warrant purchase shares (in Shares)			197,013		197,013								8,241
Exercise price (in Dollars per share)			$ 5		$ 5
Series A Preferred Stock [Member] | 2023 Series Convertible Whiskey Special Ops 2023 Notes Warrants [Member]
Warrant Liabilities [Line Items]
Warrant purchase shares (in Shares)			197,013		197,013
Dividend percentage					25.00%
Divided exercise price (in Dollars per share)					$ 5
IPO [Member]
Warrant Liabilities [Line Items]
IPO price per share						100.00%
Price per share (in Dollars per share)	$ 10		$ 4		4	$ 10
Sale price per share (in Dollars per share)	$ 4		4		4	$ 4		$ 5					$ 5
Exercise price (in Dollars per share)			6		6
IPO [Member] | Warrant [Member]
Warrant Liabilities [Line Items]
Exercise price (in Dollars per share)			$ 5		$ 5								$ 5
IPO [Member] | Subsequent Event [Member]
Warrant Liabilities [Line Items]
Price per share (in Dollars per share)										4
IPO [Member] | Subsequent Event [Member] | 2023 Series Convertible Whiskey Special Ops 2023 Notes Warrants [Member] | Warrant [Member]
Warrant Liabilities [Line Items]
Exercise price per share (in Dollars per share)										$ 4
IPO [Member] | Series A Preferred Stock [Member] | Warrant [Member]
Warrant Liabilities [Line Items]
Warrant purchase shares (in Shares)			60,563		60,563
Sale price per share (in Dollars per share)			$ 5		$ 5
Exercise price (in Dollars per share)			5		5
IPO [Member] | Series A Preferred Stock [Member] | 2023 Series Convertible Whiskey Special Ops 2023 Notes Warrants [Member]
Warrant Liabilities [Line Items]
Sale price per share (in Dollars per share)			$ 5		$ 5